INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 7 — INCOME TAXES

The Company’s effective tax rate (“ETR”) is calculated quarterly based upon current assumptions relating to the full year’s estimated operating results and various tax-related items.

The Company’s ETR was (7.7)% and (8.0)% for the three and nine months ended September 30, 2023, respectively. The difference between the Company’s ETR during the three and nine months ended September 30, 2023 and the U.S. federal statutory rate of 21% is primarily due to the permanent difference arising from the loss on change in fair value of the Forward Purchase Agreement liability and the valuation allowance recorded against the deferred taxes arising from the Company’s startup costs.

The Company’s ETR was (341.0)% and (34.1)% for the three and nine months ended September 30, 2022, respectively. The difference between the Company’s ETR during the three and nine months ended September 30, 2022 and the U.S. federal statutory rate of 21% is primarily due to the change in the valuation allowance.

The Company has no uncertain tax positions related to federal and state income taxes. The 2021 and 2022 federal tax return for the Company remains open for examination. In the event that the Company is assessed interest or penalties at some point in the future, it will be classified in the financial statements as tax expense.

NOTE 6 — INCOME TAXES

The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. During the year ended December 31, 2022 and the period from September 23, 2021 (inception) through December 31, 2021, $240,507 and $0, respectively, of income tax expense was recorded. The Company’s effective tax rate for the year ended December 31, 2022 was 6.8%. The difference between the effective tax rate of 6.8% for the year ended December 31, 2022, and the U.S. federal statutory rate of 21% was primarily due to the change in the valuation allowance and the permanent difference arising from the loss on change in fair value of the Forward Purchase Agreement liability. The Company’s effective tax rate for the period from September 23, 2021 (inception) through December 31, 2021 was 0%. The difference between the effective tax rate of 0% for the period from September 23, 2021 (inception) through December 31, 2021, and the U.S. federal statutory rate of 21% was primarily due to the full valuation allowance recognized against the deferred tax assets.

The income tax provision consisted of the following for the year ended December 31, 2022 and for the period from September 23, 2021 (inception) through December 31, 2021:

	December 31,
	2022	2021
Federal
Current	$240,507	$—
Deferred	(398,526)	(4,177)
Change in valuation allowance	398,526	4,177
Income tax provision	$240,507	$—

The Company’s net deferred tax assets consist of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Deferred tax asset
Net operating loss carryforward	$—	$138
Startup/Organization expenses	402,703	4,039
Total deferred tax asset	402,703	4,177
Valuation allowance	(402,703)	(4,177)
Deferred tax asset, net of valuation allowance	$—	$—

As of December 31, 2022 and 2021, the Company has U.S. federal net operating loss carryovers of $0 and $659, respectively, that do not expire.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.